FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Schedule of Assets and Liabilities Measured on Recurring Basis) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		$ 19,703
Derivatives - Presented net of convertible notes among long-term liabilities	22	0
Convertible subordinated notes	528	4,712
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		18,381
Convertible subordinated notes	528	4,712
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities		1,322
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivatives - Presented net of convertible notes among long-term liabilities	$ 22	$ 0